EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 22,823	$ 7,960	$ 6,753
Net income	215	(202)	269
OCI	109	133	(309)
Comprehensive income (loss)	324	(69)	(40)
Attributable to other ownership interests, Comprehensive income	239	(74)	(85)
Attributable to other ownership interests, Distributions	388	40	253
Attributable to partnership, Distributions	31	12	0
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	16,224	2,006	1,691
Construction services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,650	4,387	3,833
Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,662	1,280	892
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	280	286	337
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,509	1,344	1,112
Net income	383	148	21
OCI	(38)	(138)	178
Comprehensive income (loss)	345	10	199
Attributable to other ownership interests, Comprehensive income	281	(3)	110
Attributable to other ownership interests, Distributions	217	55	68
Attributable to partnership, Comprehensive income	64	13	89
Attributable to partnership, Distributions	59	25	46
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	189	120	232
Net income	81	49	55
OCI	0	0	0
Comprehensive income (loss)	81	49	55
Attributable to other ownership interests, Comprehensive income	54	32	36
Attributable to other ownership interests, Distributions	45	38	37
Attributable to partnership, Comprehensive income	27	17	19
Attributable to partnership, Distributions	22	20	18
Investments accounted for using equity method | Construction services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	208	283	332
Net income	0	0	3
OCI	0	0	0
Comprehensive income (loss)	0	0	3
Attributable to other ownership interests, Comprehensive income	0	0	0
Attributable to other ownership interests, Distributions	0	0	0
Attributable to partnership, Comprehensive income	0	0	3
Attributable to partnership, Distributions	0	0	0
Investments accounted for using equity method | Industrial operations
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	54
Net income	5
OCI	0
Comprehensive income (loss)	5
Attributable to other ownership interests, Comprehensive income	3
Attributable to other ownership interests, Distributions	2
Attributable to partnership, Comprehensive income	2
Attributable to partnership, Distributions	2
Investments accounted for using equity method | Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,058	941	548
Net income	297	99	(37)
OCI	(38)	(138)	178
Comprehensive income (loss)	259	(39)	141
Attributable to other ownership interests, Comprehensive income	224	(35)	74
Attributable to other ownership interests, Distributions	170	17	31
Attributable to partnership, Comprehensive income	35	(4)	67
Attributable to partnership, Distributions	$ 35	$ 5	$ 28